United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7141
(Investment Company Act File Number)

Federated Hermes World Investment Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: 2025-11-30

Item 1.	Reports to Stockholders

Federated Hermes Emerging Market Debt Fund
Class A Shares / IHIAX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$127	1.19%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  A large contributor to relative Fund performance was the underweight allocation to the Asia region. Asia as a region underperformed the other global regions.
  Outperformance from specific countries including Egypt, Brazil, Argentina, Turkey and Chile were positive contributors to relative Fund performance.
Top Detractors from Performance
  Underweight exposures to foreign exchange (FX) positions relative to the Index were a detractor from relative Fund performance.
  Positioning in South Africa, Senegal and Colombia were detractors from relative Fund Performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	8.69%	2.20%	3.46%
Class A Shares — excluding sales load	13.77%	3.16%	3.94%
Bloomberg Global Aggregate Index	5.57%	-1.94%	1.29%
J.P. Morgan Emerging Markets Bond Index Global Diversified	11.90%	2.02%	4.18%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	12.90%	2.81%	4.44%
Morningstar Emerging Markets Bond Funds Average	11.29%	2.51%	4.05%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$21,453,617
Number of Investments	163
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U771
G01949-01-A (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes Emerging Market Debt Fund
Class C Shares / IHICX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$206	1.94%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  A large contributor to relative Fund performance was the underweight allocation to the Asia region. Asia as a region underperformed the other global regions.
  Outperformance from specific countries including Egypt, Brazil, Argentina, Turkey and Chile were positive contributors to relative Fund performance.
Top Detractors from Performance
  Underweight exposures to foreign exchange (FX) positions relative to the Index were a detractor from relative Fund performance.
  Positioning in South Africa, Senegal and Colombia were detractors from relative Fund Performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	11.71%	2.33%	3.31%
Class C Shares — excluding sales load	12.71%	2.33%	3.31%
Bloomberg Global Aggregate Index	5.57%	-1.94%	1.29%
J.P. Morgan Emerging Markets Bond Index Global Diversified	11.90%	2.02%	4.18%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	12.90%	2.81%	4.44%
Morningstar Emerging Markets Bond Funds Average	11.29%	2.51%	4.05%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$21,453,617
Number of Investments	163
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U755
G01949-01-B (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes Emerging Market Debt Fund
Institutional Shares / EMDIX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$101	0.94%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  A large contributor to relative Fund performance was the underweight allocation to the Asia region. Asia as a region underperformed the other global regions.
  Outperformance from specific countries including Egypt, Brazil, Argentina, Turkey and Chile were positive contributors to relative Fund performance.
Top Detractors from Performance
  Underweight exposures to foreign exchange (FX) positions relative to the Index were a detractor from relative Fund performance.
  Positioning in South Africa, Senegal and Colombia were detractors from relative Fund Performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	14.05%	3.39%	4.20%
Bloomberg Global Aggregate Index	5.57%	-1.94%	1.29%
J.P. Morgan Emerging Markets Bond Index Global Diversified	11.90%	2.02%	4.18%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	12.90%	2.81%	4.44%
Morningstar Emerging Markets Bond Funds Average	11.29%	2.51%	4.05%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$21,453,617
Number of Investments	163
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U615
G01949-01-C (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes International
Leaders Fund
Class A Shares / FGFAX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$123	1.07%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	22.36%	7.72%	6.75%
Class A Shares — excluding sales load	29.47%	8.95%	7.36%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U847
G02455-03-A (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class C Shares / FGFCX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$208	1.82%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	27.49%	8.12%	6.70%
Class C Shares — excluding sales load	28.49%	8.12%	6.70%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U821
G02455-03-B (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class R Shares / FGFRX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$141	1.23%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	29.26%	8.77%	7.17%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U599
G02455-03-C (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Institutional Shares / FGFLX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.79%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	29.83%	9.25%	7.64%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U623
G02455-03-D (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class R6 Shares / FGRSX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$85	0.74%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares	29.91%	9.30%	7.70%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U581
G02455-03-E (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International Small-Mid Company Fund
Class A Shares / ISCAX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$141	1.24%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Financials, Consumer Discretionary, Energy and Materials sectors.
  Top individual Fund holdings that contributed positively to Fund performance included Rheinmetall AG, Lundin Mining Corp, IHI Corporation, Renk Group AG and DroneShield Limited.
  By country, Germany and Japan were top contributors to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Information Technology and Consumer Services.
  Stock selection within Information Technology and Communication Services was also a negative contributor to relative performance.
  The Fund’s cash position detracted from performance.
  Top individual Fund holdings that detracted from performance during the reporting period included MoonLake Immunotherapeutics, NICE Ltd, B&M European Value Retail SA, Varun Beverages Ltd and Ashtead Group PLC.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	20.74%	5.55%	7.64%
Class A Shares — excluding sales load	27.75%	6.75%	8.25%
MSCI ACWI ex USA Index	26.04%	8.41%	7.89%
MSCI ACWI ex USA SMID Cap Index	25.41%	7.69%	7.58%
Morningstar Foreign Small/Mid Growth Category Average	14.73%	1.65%	5.84%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$401,823,675
Number of Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$2,086,367
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U748
G01968-01-A (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Federated Hermes International Small-Mid Company Fund
Class C Shares / ISCCX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$226	1.99%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Financials, Consumer Discretionary, Energy and Materials sectors.
  Top individual Fund holdings that contributed positively to Fund performance included Rheinmetall AG, Lundin Mining Corp, IHI Corporation, Renk Group AG and DroneShield Limited.
  By country, Germany and Japan were top contributors to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Information Technology and Consumer Services.
  Stock selection within Information Technology and Communication Services was also a negative contributor to relative performance.
  The Fund’s cash position detracted from performance.
  Top individual Fund holdings that detracted from performance during the reporting period included MoonLake Immunotherapeutics, NICE Ltd, B&M European Value Retail SA, Varun Beverages Ltd and Ashtead Group PLC.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	25.79%	5.96%	7.58%
Class C Shares — excluding sales load	26.79%	5.96%	7.58%
MSCI ACWI ex USA Index	26.04%	8.41%	7.89%
MSCI ACWI ex USA SMID Cap Index	25.41%	7.69%	7.58%
Morningstar Foreign Small/Mid Growth Category Average	14.73%	1.65%	5.84%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$401,823,675
Number of Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$2,086,367
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U722
G01968-01-B (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Federated Hermes International Small-Mid Company Fund
Institutional Shares / ISCIX
Annual Shareholder Report | November 30, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$113	0.99%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Financials, Consumer Discretionary, Energy and Materials sectors.
  Top individual Fund holdings that contributed positively to Fund performance included Rheinmetall AG, Lundin Mining Corp, IHI Corporation, Renk Group AG and DroneShield Limited.
  By country, Germany and Japan were top contributors to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Information Technology and Consumer Services.
  Stock selection within Information Technology and Communication Services was also a negative contributor to relative performance.
  The Fund’s cash position detracted from performance.
  Top individual Fund holdings that detracted from performance during the reporting period included MoonLake Immunotherapeutics, NICE Ltd, B&M European Value Retail SA, Varun Beverages Ltd and Ashtead Group PLC.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	28.07%	7.02%	8.50%
MSCI ACWI ex USA Index	26.04%	8.41%	7.89%
MSCI ACWI ex USA SMID Cap Index	25.41%	7.69%	7.58%
Morningstar Foreign Small/Mid Growth Category Average	14.73%	1.65%	5.84%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$401,823,675
Number of Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$2,086,367
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U631
G01968-01-C (1/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $127,270

Fiscal year ended 2024 – $122,375

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,853 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $33,184 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $160,818

Fiscal year ended 2024 - $260,974

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2025

Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Hermes Emerging Market Debt Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2025
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—83.4%
		Chemicals & Plastics—1.8%
$ 200,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	$ 166,102
200,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	222,143
		TOTAL	388,245
		Metals & Mining—0.6%
200,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 3.150%, 1/15/2051	130,993
		Municipal—0.1%
20,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.800%, 11/26/2033	20,121
		Oil & Gas—2.1%
50,000		Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	13,550
100,000	[1,2]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	24,750
30,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	28,984
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	203,592
30,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	29,758
75,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	60,539
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	44,660
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	39,096
		TOTAL	444,929
		Sovereign—76.9%
50,000		Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	31,255
72,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	59,472
12,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	10,440
50,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	33,187
75,000		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	53,089
38,182		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	26,261
75,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	55,725
10,000		Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	9,365
200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	191,598
5,000		Barbados, Government of, Sr. Unsecd. Note, 144A, 8.000%, 6/26/2035	5,240
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	212,777
$ 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	208,189
200,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	171,340
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	206,820
BRL 3,250,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	589,536
1,350,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	216,701
$ 200,000		Colombia, Government of, 8.375%, 11/7/2054	213,700
200,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	149,170
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	209,500
COP 350,000,000		Colombia, Government of, Unsecd. Note, Series B, 12.750%, 11/28/2040	92,877
1,000,000,000	[3]	Colombia, Government of, Unsecd. Note, Series B, 7.000% (SOFR +0.300%), 6/30/2032	203,406
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	317,936
$ 150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	159,870
25,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	21,125
30,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	22,410
45,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	43,740
60,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	50,820
200,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	216,750
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	115,846
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
EGP 17,700,000	[4]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 4/14/2026	$ 339,074
$ 150,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	135,108
50,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	53,330
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	151,289
38,001	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	33,226
12,800	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	12,542
193,600		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	189,330
278,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	246,823
200,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.550%, 2/6/2037	212,400
200,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	208,116
HUF 205,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	462,728
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	114,997
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	207,506
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	209,487
65,701		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	64,987
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 8.800%, 10/9/2038	193,590
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	202,380
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	212,966
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	43,825
MYR 1,060,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	267,925
1,100,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	267,926
MXN 1,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.500%, 2/28/2030	55,234
$ 200,000		Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	125,534
200,000		Mexico, Government of, Sr. Unsecd. Note, 6.875%, 5/13/2037	214,680
MXN 5,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	271,849
5,100,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	262,193
$ 500,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	494,085
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	185,294
NGN 210,000,000	[4]	Nigeria, Government of, Unsecd. Note, Series 196D, 0.000%, 5/5/2026	132,888
$ 600,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	601,776
200,000		Panama, Government of, Sr. Unsecd. Note, 6.400%, 2/14/2035	208,120
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	176,153
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	186,903
250,000	[5]	Peru, Government of, Sr. Unsecd. Note, 3.600%, 7/15/2071	161,594
PEN 1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	558,377
600,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	196,376
350,000		Peru, Government of, Sr. Unsecd. Note, REGS, 6.900%, 8/12/2037	109,542
300,000		Peru, Government of, Unsecd. Note, 5.940%, 2/12/2029	93,374
PLN 2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	608,112
EUR 600,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.750%, 7/11/2039	730,223
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 4Y, 6.300%, 4/26/2028	248,656
1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	246,899
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	182,967
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	132,039
$ 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	111,646
200,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	215,127
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	164,435
7,000,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	413,471
$ 200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	188,250
146,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	139,503
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	$ 307,518
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	200,511
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	201,100
5,445	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	3,027
20,347	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	9,363
14,329	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	8,074
24,920	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	14,480
20,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 4.500%, 2/1/2034	11,747
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	303,875
UYU 2,500,000		Uruguay, Government of, Sr. Unsecd. Note, 8.000%, 10/29/2035	64,005
$ 225,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	61,875
50,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 9.000%, 5/7/2023	13,750
50,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	14,617
141,412		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	136,103
		TOTAL	16,493,045
		Telecommunications & Cellular—0.9%
200,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	201,357
		Transportation—1.0%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	212,002
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $17,148,941)	17,890,692
		CORPORATE BONDS—11.2%
		Air Transportation—0.1%
10,000		Latam Airlines Group SA, 144A, 7.875%, 4/15/2030	10,491
		Banking—0.1%
200,000	[1,2,6]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
200,000	[1,2,3,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,3,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 2/6/2026	10,000
		TOTAL	30,000
		Building & Development—0.9%
200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	195,407
		Chemicals & Plastics—1.7%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	203,534
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	169,852
		TOTAL	373,386
		Metals & Mining—4.1%
200,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	210,906
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	205,412
400,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	414,714
51,703		Samarco Mineracao SA, Sr. Secd. Note, REGS, 9.500%, 6/30/2031	51,915
1,294		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	1,299
		TOTAL	884,246
		Mining—0.2%
30,000		Volcan Compania Minera S.A.A., Sr. Secd. Note, 144A, 8.500%, 10/28/2032	30,540
		Oil & Gas—1.6%
50,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	37,823
50,000		Ecopetrol SA, Sr. Unsecd. Note, 8.375%, 1/19/2036	51,360
200,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	206,634
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	15,606
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 25,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	$ 25,461
		TOTAL	336,884
		Real Estate—0.1%
200,000	[1,2]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	19,498
		Telecommunications & Cellular—1.5%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	112,316
$ 200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	208,205
		TOTAL	320,521
		Utilities—0.9%
200,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	200,854
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,442,093)	2,401,827
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
7,973	[1,6]	Atento Luxco 1 SA (IDENTIFIED COST $8,750)	0
		INVESTMENT COMPANY—4.1%
885,174		Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[7] (IDENTIFIED COST $885,174)	885,174
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $21,484,958)[8]	$21,177,693
		OTHER ASSETS AND LIABILITIES - NET—1.3%[9]	275,924
		NET ASSETS—100.0%	$21,453,617
At November 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5 Year Long Futures	5	$548,828	March 2026	$611
United States Treasury Notes 10 Year Long Futures	5	$566,719	March 2026	$1,044
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,655
At November 30, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/12/2025	BNY Mellon	20,000 EUR	$23,197	$26
12/17/2025	Bank of America	1,850,000 CNY	$261,879	$(236)
12/17/2025	Barclays	1,550,000 MXN	$83,010	$1,532
12/17/2025	BNY Mellon	96,600 EUR	$113,899	$(1,701)
12/17/2025	Goldman Sachs	51,722,438 CLP	$54,013	$1,730
12/17/2025	Morgan Stanley	61,885,554 CLP	$67,179	$(482)
12/17/2025	Morgan Stanley	20,982,496 CLP	$22,495	$119
12/17/2025	Morgan Stanley	494,512,664 COP	$126,409	$4,989
12/17/2025	UBS	62,682,529 CLP	$66,217	$1,339
12/17/2025	UBS	606,369 PEN	$180,324	$(76)
12/29/2025	Citibank	400,000 EGP	$7,532	$863
2/4/2026	State Street	47,889 EUR	$55,727	$38
2/18/2026	Standard Chartered Bank	420,000 EGP	$8,598	$217
Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
2/19/2026	BNP Paribas	9,700,000 CLP	$10,512	$(55)
3/18/2026	Morgan Stanley	31,737,483 CLP	$33,783	$430
Contracts Sold:
12/12/2025	Barclays	20,000 EUR	$23,180	$(43)
12/17/2025	Bank of America	1,550,000 MXN	$83,463	$(1,079)
12/17/2025	BNY Mellon	198,000 EUR	$235,579	$5,606
12/17/2025	BNY Mellon	254,500 EUR	$299,983	$4,387
12/17/2025	Goldman Sachs	51,722,438 CLP	$54,336	$(1,408)
12/17/2025	Goldman Sachs	1,660,000 PEN	$476,263	$(17,189)
12/17/2025	Morgan Stanley	62,682,529 CLP	$66,767	$(789)
12/17/2025	Morgan Stanley	82,868,050 CLP	$88,639	$(671)
12/17/2025	Morgan Stanley	681,500 EUR	$802,331	$10,783
12/17/2025	State Street	372,696,655 COP	$94,054	$(4,975)
12/17/2025	UBS	1,308,183,865 COP	$330,586	$(17,013)
2/3/2026	UBS	660,000 BRL	$119,885	$(1,896)
2/19/2026	BNP Paribas	9,700,000 CLP	$10,355	$(102)
3/18/2026	Morgan Stanley	31,737,483 CLP	$33,901	$(312)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(15,968)
At November 30, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2025[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC Swap:
Morgan Stanley	Republic of Brazil	Sell	1.00%	12/20/2030	1.42%	$200,000	$(3,777)	$(3,575)	$(202)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2024	$621,526
Purchases at Cost	$11,063,990
Proceeds from Sales	$(10,800,342)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2025	$885,174
Shares Held as of 11/30/2025	885,174
Dividend Income	$19,095
Annual Financial Statements and Additional Information

1	Non-income-producing security.
2	Issuer in default.
3
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Zero coupon bond.
5	Perpetual Bond Security. The maturity date reflects the next call date.
6
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $21,116,620.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$17,890,692	$—	$17,890,692
Corporate Bonds	—	2,371,827	30,000	2,401,827
Equity Security:
Common Stocks
International	—	—	0	0
Investment Company	885,174	—	—	885,174
TOTAL SECURITIES	$885,174	$20,262,519	$30,000	$21,177,693
Other Financial Instruments:
Assets
Futures Contracts	$1,655	$—	$—	$1,655
Foreign Exchange Contracts	—	32,059	—	32,059
Liabilities
Swap Contracts	—	(3,777)	—	(3,777)
Foreign Exchange Contracts	—	(48,027)	—	(48,027)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,655	$(19,745)	$—	$(18,090)
Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
HUF	—Hungarian Forint
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigeria Naira
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
SOFR	—Secured Overnight Financing Rate
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.92	$7.28	$6.80	$8.41	$8.85
Income From Investment Operations:
Net investment income[1]	0.57	0.63	0.53	0.50	0.44
Net realized and unrealized gain (loss)	0.50	0.22	0.20	(1.80)	(0.60)
TOTAL FROM INVESTMENT OPERATIONS	1.07	0.85	0.73	(1.30)	(0.16)
Less Distributions:
Distributions from net investment income	(0.09)	(0.21)	(0.25)	(0.31)	(0.28)
Return of capital[2]	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.21)	(0.25)	—	—
Net Asset Value, End of Period	$8.89	$7.92	$7.28	$6.80	$8.41
Total Return[3]	13.77%	11.78%	11.00%	(15.60)%	(1.96)%
Ratios to Average Net Assets:
Net expenses[4]	1.19%[5]	1.18%[5]	1.19%	1.18%	1.18%
Net investment income	7.02%	8.24%	7.63%	6.21%	5.01%
Expense waiver/reimbursement[6]	2.11%	2.25%	2.03%	1.43%	1.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,433	$11,277	$12,128	$12,442	$28,558
Portfolio turnover[7]	59%	58%	72%	81%	74%

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.18% and 1.18% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.86	$7.22	$6.75	$8.35	$8.80
Income From Investment Operations:
Net investment income[1]	0.51	0.56	0.48	0.46	0.39
Net realized and unrealized gain (loss)	0.48	0.23	0.19	(1.80)	(0.63)
TOTAL FROM INVESTMENT OPERATIONS	0.99	0.79	0.67	(1.34)	(0.24)
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.20)	(0.26)	(0.21)
Return of capital[2]	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.15)	(0.20)	—	—
Net Asset Value, End of Period	$8.75	$7.86	$7.22	$6.75	$8.35
Total Return[3]	12.71%	11.06%	10.10%	(16.23)%	(2.79)%
Ratios to Average Net Assets:
Net expenses[4]	1.94%[5]	1.93%[5]	1.94%	1.93%	1.93%
Net investment income	6.26%	7.43%	7.03%	5.61%	4.51%
Expense waiver/reimbursement[6]	2.03%	2.22%	2.03%	1.48%	1.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$173	$91	$162	$257	$501
Portfolio turnover[7]	59%	58%	72%	81%	74%

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.93% and 1.93% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.93	$7.29	$6.81	$8.42	$8.87
Income From Investment Operations:
Net investment income[1]	0.60	0.65	0.55	0.55	0.46
Net realized and unrealized gain (loss)	0.50	0.22	0.20	(1.83)	(0.61)
TOTAL FROM INVESTMENT OPERATIONS	1.10	0.87	0.75	(1.28)	(0.15)
Less Distributions:
Distributions from net investment income	(0.10)	(0.23)	(0.27)	(0.33)	(0.30)
Return of capital[2]	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.11)	(0.23)	(0.27)	—	—
Net Asset Value, End of Period	$8.92	$7.93	$7.29	$6.81	$8.42
Total Return[3]	14.05%	12.04%	11.26%	(15.37)%	(1.81)%
Ratios to Average Net Assets:
Net expenses[4]	0.94%[5]	0.93%[5]	0.94%	0.93%	0.93%
Net investment income	7.27%	8.65%	7.86%	6.66%	5.22%
Expense waiver/reimbursement[6]	2.01%	2.24%	2.03%	1.48%	1.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,848	$4,344	$5,392	$5,479	$10,464
Portfolio turnover[7]	59%	58%	72%	81%	74%

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.93% and 0.93% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investment in securities, at value including $885,174 of investment in affiliated holdings* (identified cost $21,484,958, including $885,174 of identified cost in affiliated holdings)	$21,177,693
Cash denominated in foreign currencies (identified cost $18,675)	18,935
Cash	600
Income receivable	404,483
Unrealized appreciation on foreign exchange contracts	32,059
Due from broker (Note 2)	15,625
Receivable for shares sold	1,577
Receivable for periodic payments from swap contracts	389
Total Assets	21,651,361
Liabilities:
Payable for portfolio accounting fees	$53,666
Unrealized depreciation on foreign exchange contracts	48,027
Payable for auditing fees	42,775
Payable for share registration costs	13,891
Payable for legal fees	12,507
Payable for custodian fees	6,954
Swaps, at value (premium received $3,575)	3,777
Payable to adviser (Note 5)	2,998
Payable for variation margin on futures contracts	2,109
Payable for capital gains taxes	1,616
Payable for other service fees (Notes 2 and 5)	1,339
Payable for distribution services fee (Note 5)	106
Accrued expenses	7,979
TOTAL LIABILITIES	197,744
Net assets for 2,410,426 shares outstanding	$21,453,617
Net Assets Consist of:
Paid-in capital	$37,523,574
Total distributable earnings (loss)	(16,069,957)
NET ASSETS	$21,453,617
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($11,432,919 ÷ 1,286,546 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.89
Offering price per share (100/95.50 of $8.89)	$9.31
Redemption proceeds per share	$8.89
Class C Shares:
Net asset value per share ($172,865 ÷ 19,746 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.75
Offering price per share	$8.75
Redemption proceeds per share (99.00/100 of $8.75)	$8.66
Institutional Shares:
Net asset value per share ($9,847,833 ÷ 1,104,134 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.92
Offering price per share	$8.92
Redemption proceeds per share	$8.92

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2025

Investment Income:
Interest (net of foreign tax withheld of $16,239)	$1,372,226
Dividends received from affiliated holdings*	19,095
TOTAL INCOME	1,391,321
Expenses:
Investment adviser fee (Note 5)	$144,261
Administrative fee (Note 5)	15,262
Custodian fees	23,782
Transfer agent fees	28,871
Directors’/Trustees’ fees (Note 5)	2,750
Auditing fees	44,900
Legal fees	14,274
Distribution services fee (Note 5)	832
Other service fees (Notes 2 and 5)	27,933
Portfolio accounting fees	155,906
Share registration costs	49,128
Printing and postage	22,393
Miscellaneous (Note 5)	9,559
TOTAL EXPENSES	539,851
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(144,261)
Reimbursement of other operating expenses (Note 5)	(207,610)
Reduction of custodian fees (Note 6)	(1,835)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(353,706)
Net expenses	186,145
Net investment income	1,205,176
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(1,494,799)
Net realized loss on foreign exchange contracts	(95,925)
Net realized gain on futures contracts	28,715
Net realized gain on written options	493
Net realized gain on swap contracts	4,705
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including increase in payable for capital gains taxes of $77)	2,733,247
Net change in unrealized appreciation of foreign exchange contracts	(128,803)
Net change in unrealized appreciation of futures contracts	(9,652)
Net change in unrealized depreciation of swap contracts	1,040
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions	1,039,021
Change in net assets resulting from operations	$2,244,197

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,205,176	$1,403,021
Net realized loss	(1,556,811)	(1,365,576)
Net change in unrealized appreciation/depreciation	2,595,832	1,857,054
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,244,197	1,894,499
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(129,052)	(327,544)
Class C Shares	(959)	(2,880)
Institutional Shares	(52,090)	(143,892)
Return of Capital
Class A Shares	(19,143)	—
Class C Shares	(142)	—
Institutional Shares	(7,727)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(209,113)	(474,316)
Share Transactions:
Proceeds from sale of shares	6,596,099	2,954,433
Net asset value of shares issued to shareholders in payment of distributions declared	190,161	434,872
Cost of shares redeemed	(3,078,652)	(6,780,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,707,608	(3,391,678)
Change in net assets	5,742,692	(1,971,495)
Net Assets:
Beginning of period	15,710,925	17,682,420
End of period	$21,453,617	$15,710,925
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2025
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Emerging Market Debt Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. There may be a month or extended periods of months when the Fund is not able to declare and pay dividends because the Fund does not have income available for distribution, including, among other reasons, due to realized losses in the portfolio that reduce or eliminate the income available for distribution. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $353,706 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$27,655
Class C Shares	278
TOTAL	$27,933
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of payment or loss that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Annual Financial Statements and Additional Information

Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap buy and sell contracts held by the Fund throughout the period was $15,385 and $123,077, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $43,221 and $41,452, respectively. This is based on the contracts held as of each month-end throughout the fiscal year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,098,789. This is based on amounts held as of each month-end throughout the fiscal year.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
OTC written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
As of November 30, 2025, the Fund had no outstanding purchased or written options.
The average market value of purchased put and call options held by the Fund throughout the period was $38 and $50, respectively. This is based on amounts held as of each month-end throughout the fiscal year.
Annual Financial Statements and Additional Information

The average market value of written call options held by the Fund throughout the period was $212. This is based on amounts held as of each month-end throughout the fiscal year.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	32,059	Unrealized depreciation on foreign exchange contracts	48,027
Interest rate contracts	Receivable for variation margin on futures contracts	—	Payable for variation margin on future contracts	(1,655)*
Credit contracts	Swaps, at value	—	Swaps, at value	3,777
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$32,059		$50,149

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$28,715	$—	$—	$—	$28,715
Foreign exchange contracts	—	—	(95,925)	(2,137)	493	(97,569)
Credit contracts	4,705	—	—	—	—	4,705
TOTAL	$4,705	$28,715	$(95,925)	$(2,137)	$493	$(64,149)

1	The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$—	$(9,652)	$—	$(9,652)
Foreign exchange contracts	—	—	(128,803)	(128,803)
Credit contracts	1,040	—	—	1,040
TOTAL	$1,040	$(9,652)	$(128,803)	$(137,415)
Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2025, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign exchange contracts	$32,059	$(7,105)	$—	$24,954

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap contracts	$3,777	$—	$—	$3,777
Foreign exchange contracts	48,027	(7,105)	—	40,922
TOTAL	$51,804	$(7,105)	$—	$44,699
The Fund has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNA. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at November 30, 2025, the Fund could be required to pay this amount in cash to its counterparties. The Fund did not pledge any collateral against this net liability position as of November 30, 2025.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	53,394	$439,088	66,866	$501,499
Shares issued to shareholders in payment of distributions declared	16,657	129,294	38,010	288,357
Shares redeemed	(207,213)	(1,690,173)	(347,633)	(2,654,055)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(137,162)	$(1,121,791)	(242,757)	$(1,864,199)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,258	$85,920	1,412	$10,748
Shares issued to shareholders in payment of distributions declared	143	1,102	384	2,880
Shares redeemed	(2,216)	(18,052)	(12,689)	(96,281)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	8,185	$68,970	(10,893)	$(82,653)
Annual Financial Statements and Additional Information

	Year Ended 11/30/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	716,494	$6,071,091	316,791	$2,442,186
Shares issued to shareholders in payment of distributions declared	7,687	59,765	18,898	143,635
Shares redeemed	(167,577)	(1,370,427)	(527,968)	(4,030,647)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	556,604	$4,760,429	(192,279)	$(1,444,826)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	427,627	$3,707,608	(445,929)	$(3,391,678)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences result from excise taxes paid, net operating loss, taxable over-distribution of dividends and true-up from prior year financial statements to tax returns.
For the year ended November 30, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$(488,974)	$488,974
Net assets were not affected by this.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$182,101	$474,316
Return of capital	$27,012	$—
TOTAL	$209,113	$474,316
As of November 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$27,888
Other temporary differences	$981
Capital loss carryforwards	$(16,098,826)
TOTAL	$(16,069,957)
At November 30, 2025, the cost of investments for federal tax purposes was $21,116,620. The net unrealized appreciation of investments for federal tax purposes was $27,888. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,273,123 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,245,235. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/ premium amortization on debt securities, defaulted securities and mark to market of derivative instruments.
As of November 30, 2025, the Fund had a capital loss carryforward of $16,098,826 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,841,598	$8,257,228	$16,098,826
The Fund used capital loss carryforwards of $20,995 to offset capital gains realized during the year ended November 30, 2025.
Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2025, the Adviser voluntarily waived $143,716 of its fee and voluntarily reimbursed $207,610 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2025, the Adviser reimbursed $545.
Some or all of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.
For the year ended November 30, 2025, the Sub-Adviser earned a fee of $33,265.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, the annualized fee paid to FAS was 0.090% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended November 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$832
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2025, FSC retained $182 of fees paid by the Fund.
Other Service Fees
For the year ended November 30, 2025, FSSC received $2,808 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2025, FSC retained $552 in sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.94% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2026, the Fee Limit for the Class A Shares, Class C Shares and Institutional Shares was 1.18%, 1.93% and 0.93%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended November 30, 2025, the Fund’s expenses were offset by $1,835 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2025, were as follows:
Purchases	$13,267,134
Sales	$9,699,180
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2025, the Fund had no outstanding loans. During the year ended November 30, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2025, there were no outstanding loans. During the year ended November 30, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2025, 100.0% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE shareholders and BOARD OF DIRECTORS OF FEDERATED HERMES EMERGING MARKET DEBT FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Emerging Market Debt Fund (the “Fund”) (one of the portfolios constituting Federated Hermes World Investment Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes World Investment Series, Inc.) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Emerging Market Debt Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Emerging Market Debt Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-01 (1/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
November 30, 2025

Share Class | Ticker	A | FGFAX	C | FGFCX	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated Hermes International Leaders Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2025
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.6%
		Australia—1.0%
3,253,528		Glencore PLC	$ 15,573,402
		Belgium—2.3%
193,010		Anheuser-Busch InBev SA/NV	11,870,797
80,745		UCB SA	22,586,885
		TOTAL	34,457,682
		China—1.2%
284,054	[1]	Prosus NV	17,887,476
		Denmark—0.8%
51,856	[2]	DSV A/S	11,818,425
		France—16.2%
339,992		Accor SA	18,468,862
30,387		Air Liquide SA	5,820,939
64,303		Airbus Group SE	14,921,905
857,261	[1]	Alstom SA	22,474,521
689,525		AXA SA	31,129,482
179,907		BNP Paribas SA	15,480,396
149,640		Capgemini SE	23,404,745
223,070		Compagnie de St. Gobain SA	22,288,331
373,318		Compagnie Generale des Etablissements Michelin SCA, Class B	12,203,574
85,878		Legrand SA	13,024,646
31,012		LVMH Moet Hennessy Louis Vuitton SE	23,014,378
1,218,753		Orange SA	20,109,853
198,164		Publicis Groupe SA	19,326,524
62,700		Societe Generale SA	4,373,918
		TOTAL	246,042,074
		Germany—11.4%
77,327		Adidas AG	14,425,009
43,193		Allianz SE	18,661,295
155,187		Bayerische Motoren Werke AG	15,853,262
228,595		Daimler Truck Holding AG	9,673,209
491,736		Deutsche Telekom AG, Class REG	15,847,316
7,306		Rheinmetall AG	12,550,133
296,962		RWE AG	15,092,267
129,475		SAP SE	31,336,194
89,080		Siemens AG	23,605,282
320,193		Siemens Healthineers AG	15,918,490
		TOTAL	172,962,457
		Hong Kong—2.9%
407,172		AIA Group Ltd., ADR	16,987,216
1,830,180		Prudential PLC	26,544,972
		TOTAL	43,532,188
		Ireland—1.6%
267,433		Kerry Group PLC	24,809,575
		Italy—1.7%
349,891		UniCredit SpA	26,155,688
		Japan—17.7%
39,300		Disco Corp.	10,992,346
946,700		Hitachi Ltd.	30,124,483
Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
163,400		Hoya Corp.	$ 24,517,479
356,000		Kawasaki Heavy Industries Ltd.	22,506,636
82,700		Keyence Corp.	28,123,632
1,013,100		Mitsubishi Estate Co. Ltd.	24,022,870
1,358,700		Mitsubishi UFJ Financial Group, Inc.	21,369,354
665,200		NEC Corporation	25,128,556
263,300		Shin-Etsu Chemical Co. Ltd.	7,941,148
741,600		Sony Group Corp.	21,750,147
579,800		Sumitomo Mitsui Financial Group, Inc.	17,553,808
368,400		Sumitomo Mitsui Trust Group, Inc.	10,659,849
723,700		Suzuki Motor Corp.	11,305,648
300,000		Terumo Corp.	4,711,933
424,900		Toyota Motor Corp.	8,579,743
		TOTAL	269,287,632
		Luxembourg—0.5%
475,096	[1]	CVC Capital Partners PLC	7,853,858
		Netherlands—4.5%
24,962	[1]	Argenx SE, ADR	22,764,845
15,506		ASM International NV	8,606,064
18,715		ASML Holding NV	19,860,842
206,833		Heineken NV	16,847,482
		TOTAL	68,079,233
		Portugal—0.9%
647,469		Galp Energia, SGPS SA	13,014,405
		South Korea—1.4%
303,517		Samsung Electronics Co. Ltd.	20,734,263
		Spain—1.8%
2,622,886		Banco Santander SA	28,035,216
		Sweden—1.4%
646,185		Atlas Copco AB, Class A	11,011,341
513,537		Epiroc AB	11,034,710
		TOTAL	22,046,051
		Switzerland—2.0%
67,836		Cie Financiere Richemont SA	14,418,436
418,513		UBS Group AG	16,101,801
		TOTAL	30,520,237
		Taiwan—0.9%
46,517		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	13,560,171
		United Kingdom—21.0%
438,214		Anglo American PLC	16,584,432
159,850		Ashtead Group PLC	10,232,277
261,953		AstraZeneca PLC	48,570,384
2,120,839		Aviva PLC	18,314,652
3,109,346		Barclays PLC	17,670,788
3,922,293		Barratt Redrow PLC	20,494,528
2,051,484		HSBC Holdings PLC	29,134,626
402,420		Imperial Brands PLC	17,090,850
3,599,327		Melrose Industries PLC	28,403,451
875,917		National Grid-SP PLC	13,281,127
1,733,174		Natwest Group plc	14,457,210
325,379		Relx PLC	13,068,842
Annual Financial Statements and Additional Information
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
4,811,792		Rentokil Initial PLC	$ 26,510,682
1,082,358		SSE PLC	31,509,693
590,331		Standard Chartered PLC	13,100,002
		TOTAL	318,423,544
		United States—8.4%
104,989	[2]	Alcon AG	8,364,042
117,439		CRH PLC	14,099,496
114,871		Nestle SA, ADR	11,438,854
27,485		Roche Holding AG	10,517,799
209,428		Sanofi	20,870,712
94,371		Schneider Electric SA	25,388,060
595,456		Shell PLC	21,975,639
433,160		Smurfit WestRock PLC	15,570,911
		TOTAL	128,225,513
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,177,291,011)	1,513,019,090
		INVESTMENT COMPANY—0.1%
2,089,282		Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[3] (IDENTIFIED COST $2,089,282)	2,089,282
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,179,380,293)[4]	1,515,108,372
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	4,148,604
		NET ASSETS—100%	$1,519,256,976
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2024	$9,235,944
Purchases at Cost	$575,645,341
Proceeds from Sales	$(582,792,003)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2025	$2,089,282
Shares Held as of 11/30/2025	2,089,282
Dividend Income	$2,785,256

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,191,488,010.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
3

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$53,312,232	$1,331,481,345	$—	$1,384,793,577
Domestic	11,438,854	116,786,659	—	128,225,513
Investment Company	2,089,282	—	—	2,089,282
TOTAL SECURITIES	$66,840,368	$1,448,268,004	$—	$1,515,108,372

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.35	$35.99	$34.33	$40.90	$39.11
Income From Investment Operations:
Net investment income[1]	0.67	0.53	0.50	0.59	0.26
Net realized and unrealized gain (loss)	9.93	1.93	2.49	(1.51)	1.57
TOTAL FROM INVESTMENT OPERATIONS	10.60	2.46	2.99	(0.92)	1.83
Less Distributions:
Distributions from net investment income	(0.55)	(0.47)	(0.61)	(0.20)	(0.04)
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(1.32)	(1.10)	(1.33)	(5.65)	(0.04)
Net Asset Value, End of Period	$46.63	$37.35	$35.99	$34.33	$40.90
Total Return[2]	29.47%	6.92%	9.17%	(2.96)%	4.67%
Ratios to Average Net Assets:
Net expenses[3]	1.07%[4]	1.07%[4]	1.14%	1.23%	1.22%
Net investment income	1.61%	1.40%	1.41%	1.77%	0.60%
Expense waiver/reimbursement[5]	0.14%	0.17%	0.22%	0.15%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$263,053	$232,999	$247,001	$241,568	$274,479
Portfolio turnover[6]	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.07% and 1.07% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.76	$32.57	$31.12	$37.65	$36.26
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.22	0.22	0.27	(0.08)
Net realized and unrealized gain (loss)	8.98	1.76	2.26	(1.35)	1.47
TOTAL FROM INVESTMENT OPERATIONS	9.32	1.98	2.48	(1.08)	1.39
Less Distributions:
Distributions from net investment income	(0.27)	(0.16)	(0.31)	—	—
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(1.04)	(0.79)	(1.03)	(5.45)	—
Net Asset Value, End of Period	$42.04	$33.76	$32.57	$31.12	$37.65
Total Return[2]	28.49%	6.12%	8.35%	(3.70)%	3.83%
Ratios to Average Net Assets:
Net expenses[3]	1.82%[4]	1.82%[4]	1.90%	2.02%	2.01%
Net investment income (loss)	0.91%	0.64%	0.67%	0.89%	(0.20)%
Expense waiver/reimbursement[5]	0.14%	0.17%	0.19%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,556	$12,294	$16,364	$23,458	$38,052
Portfolio turnover[6]	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.82% and 1.82% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.03	$35.70	$34.05	$40.59	$38.86
Income From Investment Operations:
Net investment income[1]	0.59	0.47	0.44	0.52	0.18
Net realized and unrealized gain (loss)	9.86	1.92	2.48	(1.49)	1.55
TOTAL FROM INVESTMENT OPERATIONS	10.45	2.39	2.92	(0.97)	1.73
Less Distributions:
Distributions from net investment income	(0.49)	(0.43)	(0.55)	(0.12)	—
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(1.26)	(1.06)	(1.27)	(5.57)	—
Net Asset Value, End of Period	$46.22	$37.03	$35.70	$34.05	$40.59
Total Return[2]	29.26%	6.76%	9.00%	(3.12)%	4.45%
Ratios to Average Net Assets:
Net expenses[3]	1.23%[4]	1.23%[4]	1.29%	1.42%	1.41%
Net investment income	1.44%	1.25%	1.25%	1.57%	0.42%
Expense waiver/reimbursement[5]	0.39%	0.42%	0.45%	0.39%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,502	$27,305	$29,151	$27,359	$32,593
Portfolio turnover[6]	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.23% and 1.23% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.46	$36.09	$34.42	$40.99	$39.19
Income From Investment Operations:
Net investment income[1]	0.81	0.66	0.60	0.66	0.37
Net realized and unrealized gain (loss)	9.92	1.92	2.49	(1.48)	1.56
TOTAL FROM INVESTMENT OPERATIONS	10.73	2.58	3.09	(0.82)	1.93
Less Distributions:
Distributions from net investment income	(0.67)	(0.58)	(0.70)	(0.30)	(0.13)
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(1.44)	(1.21)	(1.42)	(5.75)	(0.13)
Net Asset Value, End of Period	$46.75	$37.46	$36.09	$34.42	$40.99
Total Return[2]	29.83%	7.23%	9.47%	(2.69)%	4.94%
Ratios to Average Net Assets:
Net expenses[3]	0.79%[4]	0.78%[4]	0.85%	0.97%	0.96%
Net investment income	1.94%	1.74%	1.73%	1.96%	0.86%
Expense waiver/reimbursement[5]	0.17%	0.20%	0.23%	0.14%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,092,542	$834,986	$793,534	$582,859	$812,167
Portfolio turnover[6]	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.78% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.42	$36.05	$34.38	$40.95	$39.15
Income From Investment Operations:
Net investment income[1]	0.78	0.67	0.59	0.69	0.39
Net realized and unrealized gain (loss)	9.96	1.92	2.52	(1.49)	1.56
TOTAL FROM INVESTMENT OPERATIONS	10.74	2.59	3.11	(0.80)	1.95
Less Distributions:
Distributions from net investment income	(0.69)	(0.59)	(0.72)	(0.32)	(0.15)
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(1.46)	(1.22)	(1.44)	(5.77)	(0.15)
Net Asset Value, End of Period	$46.70	$37.42	$36.05	$34.38	$40.95
Total Return[2]	29.91%	7.28%	9.54%	(2.65)%	4.99%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.73%[4]	0.80%	0.92%	0.91%
Net investment income	1.89%	1.78%	1.71%	2.08%	0.91%
Expense waiver/reimbursement[5]	0.14%	0.17%	0.21%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,605	$100,037	$82,346	$48,266	$55,560
Portfolio turnover[6]	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.74% and 0.73% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investment in securities, at value including $2,089,282 of investment in an affiliated holding* (identified cost $1,179,380,293, including $2,089,282 of identified cost in an affiliated holding)	$1,515,108,372
Cash denominated in foreign currencies (identified cost $392,131)	392,535
Receivable for investments sold	12,379,438
Income receivable	2,205,837
Receivable for shares sold	233,499
Total Assets	1,530,319,681
Liabilities:
Payable to bank	$5,964,183
Payable for investments purchased	3,302,758
Payable for shares redeemed	1,304,694
Payable for investment adviser fee (Note 5)	78,205
Payable for other service fees (Notes 2 and 5)	57,598
Payable for distribution services fee (Note 5)	13,583
Payable for administrative fee (Note 5)	9,553
Accrued expenses (Note 5)	332,131
TOTAL LIABILITIES	11,062,705
Net assets for 32,551,337 shares outstanding	$1,519,256,976
Net Assets Consist of:
Paid-in capital	$1,059,284,754
Total distributable earnings (loss)	459,972,222
NET ASSETS	$1,519,256,976
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($263,052,727 ÷ 5,641,775 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$46.63
Offering price per share (100/94.50 of $46.63)	$49.34
Redemption proceeds per share	$46.63
Class C Shares:
Net asset value per share ($12,555,964 ÷ 298,664 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$42.04
Offering price per share	$42.04
Redemption proceeds per share (99.00/100 of $42.04)	$41.62
Class R Shares:
Net asset value per share ($28,501,508 ÷ 616,710 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$46.22
Offering price per share	$46.22
Redemption proceeds per share	$46.22
Institutional Shares:
Net asset value per share ($1,092,541,565 ÷ 23,368,664 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$46.75
Offering price per share	$46.75
Redemption proceeds per share	$46.75
Class R6 Shares:
Net asset value per share ($122,605,212 ÷ 2,625,524 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$46.70
Offering price per share	$46.70
Redemption proceeds per share	$46.70

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended November 30, 2025

Investment Income:
Dividends (including $2,777,477 received from an affiliated holding* and net of foreign taxes withheld of $2,332,867)	$37,274,467
Net income on securities loaned (includes $7,779 earned from an affiliated holding* related to cash collateral balances) (Note 2)	2,255
TOTAL INCOME	37,276,722
Expenses:
Investment adviser fee (Note 5)	$9,906,978
Administrative fee (Note 5)	1,066,012
Custodian fees	341,547
Transfer agent fees (Note 2)	1,285,216
Directors’/Trustees’ fees (Note 5)	9,617
Auditing fees	42,553
Legal fees	15,899
Distribution services fee (Note 5)	230,556
Other service fees (Notes 2 and 5)	643,132
Portfolio accounting fees	213,796
Share registration costs	115,108
Printing and postage	75,509
Miscellaneous (Note 5)	43,761
TOTAL EXPENSES	13,989,684
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,939,625)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(324,578)
Reduction of custodian fees (Note 6)	(1,454)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(2,265,657)
Net expenses	11,724,027
Net investment income	25,552,695
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	101,452,471
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	222,879,016
Net realized and unrealized gain (loss) on investments and foreign currency transactions	324,331,487
Change in net assets resulting from operations	$349,884,182

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended November 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,552,695	$21,341,937
Net realized gain	101,452,471	23,206,188
Net change in unrealized appreciation/depreciation	222,879,016	44,071,971
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	349,884,182	88,620,096
Distributions to Shareholders:
Class A Shares	(8,268,193)	(7,542,200)
Class C Shares	(374,801)	(382,851)
Class R Shares	(927,347)	(859,713)
Institutional Shares	(31,839,638)	(26,751,672)
Class R6 Shares	(3,929,794)	(2,809,908)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,339,773)	(38,346,344)
Share Transactions:
Proceeds from sale of shares	494,294,277	358,605,440
Net asset value of shares issued to shareholders in payment of distributions declared	39,315,195	33,367,273
Cost of shares redeemed	(526,517,505)	(403,021,906)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,091,967	(11,049,193)
Change in net assets	311,636,376	39,224,559
Net Assets:
Beginning of period	1,207,620,600	1,168,396,041
End of period	$1,519,256,976	$1,207,620,600
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
November 30, 2025
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
13

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers, reimbursements and reduction of $2,265,657 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the year ended November 30, 2025, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$270,420	$—
Class C Shares	14,138	—
Class R Shares	71,477	—
Institutional Shares	911,670	(256,345)
Class R6 Shares	17,511	—
TOTAL	$1,285,216	$(256,345)
Annual Financial Statements and Additional Information
14

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time.
For the year ended November 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$612,778
Class C Shares	30,354
TOTAL	$643,132
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and currency risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At November 30, 2025, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which is generally invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Financial Statements and Additional Information
15

As of November 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,989,728	$2,089,282
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At November 30, 2025, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	513,611	$20,952,049	537,942	$20,226,596
Shares issued to shareholders in payment of distributions declared	207,724	7,501,080	187,523	6,854,875
Shares redeemed	(1,317,748)	(53,935,824)	(1,350,014)	(50,962,469)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(596,413)	$(25,482,695)	(624,549)	$(23,880,998)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	63,485	$2,357,257	36,829	$1,257,270
Shares issued to shareholders in payment of distributions declared	11,036	362,082	11,122	367,099
Shares redeemed	(140,016)	(5,227,592)	(186,202)	(6,344,959)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(65,495)	$(2,508,253)	(138,251)	$(4,720,590)
Annual Financial Statements and Additional Information
16

	Year Ended 11/30/2025		Year Ended 11/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	91,903	$3,714,939	98,698	$3,685,892
Shares issued to shareholders in payment of distributions declared	25,570	916,428	23,610	856,209
Shares redeemed	(238,192)	(9,348,557)	(201,331)	(7,566,323)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(120,719)	$(4,717,190)	(79,023)	$(3,024,222)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,554,558	$426,926,507	7,936,161	$297,323,092
Shares issued to shareholders in payment of distributions declared	754,435	27,237,300	621,295	22,758,977
Shares redeemed	(10,229,350)	(413,964,341)	(8,254,313)	(313,712,935)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,079,643	$40,199,466	303,143	$6,369,134
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	992,597	$40,343,525	962,643	$36,112,590
Shares issued to shareholders in payment of distributions declared	91,484	3,298,305	69,153	2,530,113
Shares redeemed	(1,131,892)	(44,041,191)	(642,666)	(24,435,220)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(47,811)	$(399,361)	389,130	$14,207,483
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	249,205	$7,091,967	(149,550)	$(11,049,193)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$20,506,489	$34,416,524
Long-term capital gains	$24,833,284	$3,929,820
TOTAL	$45,339,773	$38,346,344
As of November 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$59,107,067
Undistributed long-term capital gains	$77,158,177
Net unrealized appreciation	$323,620,362
Other temporary differences	$86,616
TOTAL	$459,972,222
At November 30, 2025, the cost of investments for federal tax purposes was $1,191,488,010. The net unrealized appreciation of investments for federal tax purposes was $323,620,362. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $350,261,399 and unrealized depreciation from investments for those securities having an excess of cost over value of $26,641,037. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and passive foreign investment company income.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.72% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2025, the Adviser voluntarily waived $1,859,828 of its fee and reimbursed $256,345 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2025, the Adviser reimbursed $79,797.
Annual Financial Statements and Additional Information
17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$94,089	$—
Class R Shares	136,467	(68,233)
TOTAL	$230,556	$(68,233)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2025, FSC retained $6,389 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended November 30, 2025, FSSC received $24,631 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.90%, 1.24%, 0.79% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares was 1.08%, 1.89%, 1.23%, 0.78% and 0.73%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Annual Financial Statements and Additional Information
18

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended November 30, 2025, the Fund’s expenses were offset by $1,454 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2025, were as follows:
Purchases	$867,942,415
Sales	$873,412,516
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2025, the Fund had no outstanding loans. During the year ended November 30, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2025, there were no outstanding loans. During the year ended November 30, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information
19

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2025, 97.1% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended November 30, 2025, the Fund derived $36,837,066 of gross income from foreign sources and paid foreign taxes of $1,351,164.
For the year ended November 30, 2025, the amount of long-term capital gains designated by the Fund was $24,833,284.
Annual Financial Statements and Additional Information
20

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED HERMES INTERNATIONAL LEADERS FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes International Leaders Fund (the “Fund”) (one of the portfolios constituting Federated Hermes World Investment Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes World Investment Series, Inc.) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 23, 2026
Annual Financial Statements and Additional Information
21

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes International Leaders Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
22

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
23

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
24

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to reduce fees of the Fund by 13 bps, such reduction to be effective February 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Annual Financial Statements and Additional Information
25

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Leaders Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-03 (1/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
November 30, 2025

Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated Hermes International Small-Mid Company Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2025
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.9%
		Australia—3.3%
100,000		Austbrokers Holdings Ltd.	$ 2,442,593
310,000		DEXUS	1,456,810
175,000		Orica Ltd.	2,739,779
600,000		South32 Ltd.	1,266,956
814,515		Steadfast Group Ltd.	2,770,824
85,000		Technology One Ltd.	1,682,627
22,000		Wisetech Global Ltd.	1,053,488
		TOTAL	13,413,077
		Austria—1.3%
26,500		BAWAG Group AG	3,538,636
30,000		Vienna Insurance Group	1,719,095
		TOTAL	5,257,731
		Belgium—0.4%
6,800		Financiere de Tubize SA	1,659,705
		Brazil—0.5%
240,000		Totvs SA	1,937,409
		Canada—9.1%
131,000		Alamos Gold, Inc.	4,945,837
32,000	[1]	Aritzia, Inc.	2,530,323
57,000		Cameco Corp.	5,055,744
45,000		CCL Industries, Inc., Class B	2,751,619
29,000		Dollarama, Inc.	4,149,379
45,000		Gildan Activewear, Inc.	2,582,239
60,000		Teck Resources Ltd., Class B	2,554,224
20,000	[1]	The Descartes Systems Group, Inc.	1,642,706
91,000		The North West Company Fund	3,204,487
113,000		TMX Group, Inc.	4,148,199
380,000		Whitecap Resources, Inc.	3,178,790
		TOTAL	36,743,547
		Cayman Islands—0.5%
135,000		Patria Investments Ltd.	2,034,450
		Chile—1.9%
400,000		Lundin Mining Corp.	7,473,613
		China—0.5%
55,000	[1]	Amer Sports, Inc.	2,042,150
		Denmark—1.6%
80,000		Rockwool AS	2,703,973
44,070		Sydbank AS	3,794,168
		TOTAL	6,498,141
		Finland—1.0%
255,000		Metso Corp.	4,204,037
		France—3.0%
7,700	[1]	Abivax SA, ADR	961,191
22,700		Gaztransport Et Technigaz	4,543,232
12,300		Nexans SA	1,783,043
72,000		Planisware SA	1,781,046
11,500		Vusion Group	2,794,463
		TOTAL	11,862,975
Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—9.0%
52,000	[1]	Birkenstock Holding PLC	$ 2,253,160
40,000		Continental AG	2,995,828
37,000		CTS Eventim AG	3,625,953
250,000		Deutz AG	2,306,555
40,000		Fielmann Group AG	2,035,349
12,000		Heidelberg Materials AG	3,082,374
17,654	[1]	Innoscripta SE	1,946,256
80,000	[1]	Montana Aerospace AG	2,464,335
12,000		Nemetschek AG	1,340,248
147,153		NORMA Group	2,274,155
34,119	[1]	Pfisterer Holding SE	2,918,487
110,000		Puma SE	2,546,612
27,855		RENK Group AG	1,632,003
1,631		Rheinmetall AG	2,801,706
74,000		Stabilus SE	1,798,334
		TOTAL	36,021,355
		Greece—0.9%
443,128		Piraeus Financial Holdings SA	3,637,407
		Hong Kong—0.5%
210,000		ASM Pacific Technology Ltd.	2,026,544
		India—0.5%
375,000		Varun Beverages Ltd.	2,019,657
		Ireland—1.7%
260,777		Bank of Ireland Group PLC	4,818,018
3,840	[1]	ICON PLC	710,400
39,500		Smurfit WestRock PLC	1,419,916
		TOTAL	6,948,334
		Israel—0.5%
18,500	[1]	NICE Ltd., ADR	1,962,295
		Italy—6.3%
42,875	[2,3]	Avio SpA	1,244,379
21,500		Brunello Cucinelli SpA	2,290,284
43,000		Buzzi Unicem SPA	2,653,872
150,000		Davide Campari-Milano NV	1,026,840
300,000	[3]	Ermenegildo Zegna NV	3,201,000
155,000		FinecoBank Banca Fineco SPA	3,793,558
43,000		Finmeccanica SpA	2,344,462
120,000		Iveco Group NV	2,579,586
100,000		Lottomatica Group SpA	2,554,927
35,000		Prysmian SpA	3,500,291
		TOTAL	25,189,199
		Japan—17.8%
212,000		Aisin Corp.	3,771,712
135,000		Asahi Group Holdings Ltd.	1,566,359
70,000		Asics Corp.	1,672,704
180,000		Azbil Corp.	1,695,633
50,000		BayCurrent Consulting, Inc.	2,189,853
250,000		Chiba Bank Ltd.	2,631,166
104,000		Daiei Kankyo Co., Ltd.	2,479,417
114,000		Daifuku Co. Ltd.	3,615,739
310,000		Daiwa Securities Group, Inc.	2,568,041
Annual Financial Statements and Additional Information
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
10,000		Disco Corp.	$ 2,797,035
36,000		Food & Life Companies Ltd.	1,620,668
23,500		Horiba Ltd.	2,173,682
204,000		IHI Corp.	3,634,726
240,000		Japan Elevator Service Holdings Co. Ltd.	2,983,369
3,220		Japan Hotel REIT Investment Corp.	1,778,833
75,000		Kawasaki Heavy Industries Ltd.	4,741,567
160,000	[3]	Kohoku Kogyo Co., Ltd.	3,427,355
65,000		Kurita Water Industries Ltd.	2,588,660
113,000		Kusuri No Aoki Holdings Co., Ltd.	2,827,088
80,000		Nippon Sanso Holdings Corp.	2,602,691
105,000		Nitori Holdings Co., Ltd.	1,816,405
400,000		Pan Pacific International Holdings Corp.	2,424,748
95,000	[1]	PKSHA Technology, Inc.	2,066,379
303,900		Rohm Co., Ltd.	4,070,167
89,000		Shimadzu Corp.	2,540,009
420,000		Simplex Holdings, Inc.	2,956,948
67,000		Toppan Holdings, Inc.	2,161,260
		TOTAL	71,402,214
		Macau—1.0%
1,855,600		MGM China Holdings Ltd.	3,943,802
		Mexico—0.6%
543,220		Prologis Property Mexico SA de CV	2,325,626
		Netherlands—3.4%
43,000		Akzo Nobel NV	2,804,098
4,000	[1]	Argenx SE, ADR	3,647,920
3,300		ASM International NV	1,831,550
95,000		CTP N.V.	2,022,395
22,000		Euronext NV	3,377,800
		TOTAL	13,683,763
		New Zealand—0.4%
20,841	[1]	Xero Ltd.	1,674,849
		Norway—1.2%
250,000		Norsk Hydro ASA	1,788,653
157,000		Subsea 7 SA	3,027,493
		TOTAL	4,816,146
		Poland—2.1%
60,000		Diagnostyka Spolka Akcyjna	2,804,504
190,000		Powszechny Zaklad Ubezpieczen SA	3,272,423
366,667	[1]	Zabka Group SA	2,338,755
		TOTAL	8,415,682
		Portugal—0.9%
3,873,509		Banco Comercial Portugues SA	3,696,083
		Singapore—0.5%
130,000	[1]	Grab Holdings Ltd.	708,500
1,400,000		Mapletree Logistics Trust	1,427,827
		TOTAL	2,136,327
		South Africa—1.2%
61,651		Anglo American PLC	2,333,213
100,000		Clicks Group, Ltd.	2,029,789
Annual Financial Statements and Additional Information
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Africa—continued
7,162		Valterra Platinum Ltd.	$ 499,382
		TOTAL	4,862,384
		South Korea—1.2%
45,000		Hana Financial Holdings	2,858,149
3,400		Hanwha Aerospace Co. Ltd.	1,972,367
		TOTAL	4,830,516
		Spain—4.0%
216,000		Bankinter SA	3,403,991
35,000		Cellnex Telecom, SA	1,050,222
389,962		Laboratorios Almirall SA	5,728,345
105,000		Logista Integral SA	3,587,203
150,000		Merlin Properties SOCIMI SA	2,214,483
		TOTAL	15,984,244
		Sweden—1.9%
56,937	[1]	Haypp Group AB (publ)	904,340
170,000		MilDef Group AB	2,348,968
118,573	[1]	Swedish Orphan Biovitrum AB	4,260,038
		TOTAL	7,513,346
		Switzerland—2.7%
94,700		Adecco Group AG	2,646,371
29,400		Dormakaba Holding AG	2,423,157
52,000	[1]	On Holding AG	2,287,480
19,085		Tecan AG	3,293,424
		TOTAL	10,650,432
		Thailand—0.3%
800,000		Central Pattana PCL - NVDR	1,332,863
		United Kingdom—13.2%
45,000		Ashtead Group PLC	2,880,528
59,000	[1,3,4]	AstraZeneca PLC - Rights	32,450
200,000		Babcock International Group PLC	3,005,286
420,000		Baltic Classifieds Group PLC	1,315,011
280,800		Barratt Redrow PLC	1,467,219
560,000		Bridgepoint Group Ltd.	2,099,142
110,000	[1]	Burberry Group PLC	1,666,009
1,170,000		Centrica PLC	2,657,102
35,000		Cranswick PLC	2,391,512
49,000		Diploma PLC	3,545,431
240,238		Ferrari NV	2,604,713
85,000		IMI PLC	2,740,502
260,000		Melrose Industries PLC	2,051,744
14,000		Next PLC	2,618,788
660,000		PageGroup PLC	2,108,722
730,000		Rentokil Initial PLC	4,021,952
200,000		Sage Group PLC/The	2,845,344
151,974	[1]	Shawbrook Group Plc	839,673
35,000		Spirax Group plc	3,108,287
70,000		TechnipFMC PLC	3,168,200
310,000		Travis Perkins PLC	2,604,500
Annual Financial Statements and Additional Information
4

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
90,000	Weir Group PLC/The	$ 3,308,168
	TOTAL	53,080,283
	TOTAL COMMON STOCKS (IDENTIFIED COST $284,291,087)	381,280,186
	PREFERRED STOCKS—0.5%
	Germany—0.5%
41,519	Fuchs Petrolub SE (IDENTIFIED COST $2,257,196)	1,894,567
	EXCHANGE-TRADED FUND—0.5%
	China—0.5%
1,000,000	ChinaAMC Hang Seng Biotech ETF (IDENTIFIED COST $1,999,982)	2,052,647
	INVESTMENT COMPANY—5.3%
21,297,836	Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[5] (IDENTIFIED COST $21,297,836)	21,297,836
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $309,846,101)[6]	406,525,236
	OTHER ASSETS AND LIABILITIES - NET—(1.2%)[7]	(4,701,561)
	NET ASSETS—100%	$401,823,675
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2024	$7,734,864
Purchases at Cost	$166,846,271
Proceeds from Sales	$(153,283,299)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2025	$21,297,836
Shares Held as of 11/30/2025	21,297,836
Dividend Income	$792,136

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2025, these restricted securities amounted to $1,244,379, which represented 0.3%of net assets.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $311,174,920.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
5

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$71,456,941	$309,790,795	$32,450	$381,280,186
Preferred Stocks
International	—	1,894,567	—	1,894,567
Exchange-Traded Fund	2,052,647	—	—	2,052,647
Investment Company	21,297,836	—	—	21,297,836
TOTAL SECURITIES	$94,807,424	$311,685,362	$32,450	$406,525,236

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.11	$34.85	$33.69	$44.95	$42.85
Income From Investment Operations:
Net investment income[1]	0.47	0.39	0.38	0.40	0.08
Net realized and unrealized gain (loss)	10.46	5.18	1.04	(8.31)	4.56
TOTAL FROM INVESTMENT OPERATIONS	10.93	5.57	1.42	(7.91)	4.64
Less Distributions:
Distributions from net investment income	(0.68)	(0.31)	(0.26)	(0.17)	—
Distributions from net realized gain	—	—	—	(3.18)	(2.54)
TOTAL DISTRIBUTIONS	(0.68)	(0.31)	(0.26)	(3.35)	(2.54)
Net Asset Value, End of Period	$50.36	$40.11	$34.85	$33.69	$44.95
Total Return[2]	27.75%	16.06%	4.27%	(19.20)%	10.99%
Ratios to Average Net Assets:
Net expenses[3]	1.24%[4]	1.24%[4]	1.23%[4]	1.24%	1.23%
Net investment income	1.02%	1.01%	1.10%	0.84%	0.17%
Expense waiver/reimbursement[5]	0.26%	0.31%	0.33%	0.41%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,888	$79,065	$69,478	$71,633	$96,899
Portfolio turnover[6]	39%	35%	46%	32%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.24%, 1.24% and 1.23% for the years ended November 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.99	$23.57	$22.88	$31.62	$31.06
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.06	0.08	3.25	(0.19)
Net realized and unrealized gain (loss)	7.05	3.51	0.71	(8.81)	3.29
TOTAL FROM INVESTMENT OPERATIONS	7.14	3.57	0.79	(5.56)	3.10
Less Distributions:
Distributions from net investment income	(0.31)	(0.15)	(0.10)	—	—
Distributions from net realized gain	—	—	—	(3.18)	(2.54)
TOTAL DISTRIBUTIONS	(0.31)	(0.15)	(0.10)	(3.18)	(2.54)
Net Asset Value, End of Period	$33.82	$26.99	$23.57	$22.88	$31.62
Total Return[2]	26.79%	15.21%	3.50%	(19.79)%	10.15%
Ratios to Average Net Assets:
Net expenses[3]	1.99%[4]	1.99%[4]	1.98%[4]	1.99%	1.98%
Net investment income (loss)	0.30%	0.25%	0.35%	0.12%	(0.59)%
Expense waiver/reimbursement[5]	0.26%	0.30%	0.33%	0.41%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,695	$2,522	$2,935	$3,281	$4,120
Portfolio turnover[6]	39%	35%	46%	32%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.99%, 1.99% and 1.98% for the years ended November 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$41.48	$36.02	$34.83	$46.36	$44.02
Income From Investment Operations:
Net investment income[1]	0.59	0.50	0.47	0.39	0.21
Net realized and unrealized gain (loss)	10.82	5.36	1.07	(8.45)	4.67
TOTAL FROM INVESTMENT OPERATIONS	11.41	5.86	1.54	(8.06)	4.88
Less Distributions:
Distributions from net investment income	(0.78)	(0.40)	(0.35)	(0.29)	—
Distributions from net realized gain	—	—	—	(3.18)	(2.54)
TOTAL DISTRIBUTIONS	(0.78)	(0.40)	(0.35)	(3.47)	(2.54)
Net Asset Value, End of Period	$52.11	$41.48	$36.02	$34.83	$46.36
Total Return[2]	28.07%	16.37%	4.50%	(18.98)%	11.26%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.99%[4]	0.98%[4]	0.99%	0.98%
Net investment income	1.25%	1.27%	1.31%	1.05%	0.43%
Expense waiver/reimbursement[5]	0.26%	0.31%	0.32%	0.40%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$294,241	$187,521	$147,430	$77,775	$106,288
Portfolio turnover[6]	39%	35%	46%	32%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.99%, 0.99% and 0.98% for the years ended November 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investment in securities, at value including $3,220,715 of securities loaned and including $21,297,836 of investment in an affiliated holding* (identified cost $309,846,101, including $21,297,836 of identified cost in an affiliated holding)	$406,525,236
Cash denominated in foreign currencies (identified cost $28,199)	28,217
Income receivable	710,554
Receivable for shares sold	285,073
Receivable for investments sold	38,028
Income receivable from an affiliated holding	956
Total Assets	407,588,064
Liabilities:
Payable for collateral due to broker for securities lending (Note 2)	$3,359,062
Payable for investments purchased	2,089,572
Payable for shares redeemed	58,969
Payable for other service fees (Notes 2 and 5)	27,171
Payable for investment adviser fee (Note 5)	19,116
Payable to bank	6,000
Payable for administrative fee (Note 5)	2,436
Payable for distribution services fee (Note 5)	1,627
Payable for capital gains taxes withheld	727
Accrued expenses (Note 5)	199,709
TOTAL LIABILITIES	5,764,389
Net assets for 7,809,514 shares outstanding	$401,823,675
Net Assets Consist of:
Paid-in capital	$276,973,789
Total distributable earnings (loss)	124,849,886
NET ASSETS	$401,823,675
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($104,887,747 ÷ 2,082,819 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$50.36
Offering price per share (100/94.50 of $50.36)	$53.29
Redemption proceeds per share	$50.36
Class C Shares:
Net asset value per share ($2,695,131 ÷ 79,695 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.82
Offering price per share	$33.82
Redemption proceeds per share (99.00/100 of $33.82)	$33.48
Institutional Shares:
Net asset value per share ($294,240,797 ÷ 5,647,000 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$52.11
Offering price per share	$52.11
Redemption proceeds per share	$52.11

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended November 30, 2025

Investment Income:
Dividends (including $659,153 received from an affiliated holding* and net of foreign taxes withheld of $324,586)	$7,255,298
Net income on securities loaned (includes $132,983 earned from an affiliated holding* related to cash collateral balances) (Note 2)	67,286
TOTAL INCOME	7,322,584
Expenses:
Investment adviser fee (Note 5)	$2,932,516
Administrative fee (Note 5)	254,565
Custodian fees	100,851
Transfer agent fees	407,637
Directors’/Trustees’ fees (Note 5)	4,205
Auditing fees	41,552
Legal fees	14,546
Distribution services fee (Note 5)	19,289
Other service fees (Notes 2 and 5)	231,307
Portfolio accounting fees	147,652
Share registration costs	65,525
Printing and postage	46,266
Miscellaneous (Note 5)	53,511
TOTAL EXPENSES	4,319,422
Waiver, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(846,149)
Reduction of custodian fees (Note 6)	(1,012)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(847,161)
Net expenses	3,472,261
Net investment income	3,850,323
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	26,954,700
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including decrease in payable for capital gains taxes withheld of $10,193)	45,361,876
Net realized and unrealized gain (loss) on investments and foreign currency transactions	72,316,576
Change in net assets resulting from operations	$76,166,899

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended November 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,850,323	$3,014,309
Net realized gain	26,954,700	9,868,340
Net change in unrealized appreciation/depreciation	45,361,876	24,058,090
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	76,166,899	36,940,739
Distributions to Shareholders:
Class A Shares	(1,323,048)	(610,574)
Class C Shares	(28,576)	(18,984)
Institutional Shares	(3,514,905)	(1,693,878)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,866,529)	(2,323,436)
Share Transactions:
Proceeds from sale of shares	129,449,330	67,429,727
Net asset value of shares issued to shareholders in payment of distributions declared	4,742,449	2,264,872
Cost of shares redeemed	(72,776,114)	(55,046,629)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	61,415,665	14,647,970
Change in net assets	132,716,035	49,265,273
Net Assets:
Beginning of period	269,107,640	219,842,367
End of period	$401,823,675	$269,107,640
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
November 30, 2025
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
13

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $847,161 is disclosed in various locations in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$224,877
Class C Shares	6,430
TOTAL	$231,307
Annual Financial Statements and Additional Information
14

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at November 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Avio SpA	10/29/2025	$1,529,313	$1,244,379
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which is generally invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$3,220,715	$3,359,062
Annual Financial Statements and Additional Information
15

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	335,268	$16,060,795	218,892	$8,721,409
Shares issued to shareholders in payment of distributions declared	31,692	1,225,846	15,256	557,154
Shares redeemed	(255,486)	(11,469,307)	(256,642)	(9,847,285)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	111,474	$5,817,334	(22,494)	$(568,722)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	21,916	$681,475	11,631	$299,205
Shares issued to shareholders in payment of distributions declared	1,090	28,508	765	18,935
Shares redeemed	(36,773)	(1,121,776)	(43,455)	(1,105,875)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(13,767)	$(411,793)	(31,059)	$(787,735)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,301,468	$112,707,060	1,494,631	$58,409,113
Shares issued to shareholders in payment of distributions declared	87,355	3,488,095	44,819	1,688,783
Shares redeemed	(1,263,051)	(60,185,031)	(1,111,050)	(44,093,469)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,125,772	$56,010,124	428,400	$16,004,427
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,223,479	$61,415,665	374,847	$14,647,970
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from partnership adjustments.
For the year ended November 30, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$(733)	$733
Annual Financial Statements and Additional Information
16

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$4,866,529	$2,323,436
As of November 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$6,712,012
Undistributed long-term capital gains	$22,789,327
Net unrealized appreciation	$95,350,316
Other timing differences	$(1,769)
TOTAL	$124,849,886

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At November 30, 2025, the cost of investments for federal tax purposes was $311,174,920. The net unrealized appreciation of investments for federal tax purposes was $95,350,316. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $108,847,489 and unrealized depreciation from investments for those securities having an excess of cost over value of $13,497,173. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, partnerships and passive foreign investment companies.
The Fund used capital loss carryforwards of $2,227,465 to offset capital gains realized during the year ended November 30, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2025, the Adviser voluntarily waived $827,221 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2025, the Adviser reimbursed $18,928.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Annual Financial Statements and Additional Information
17

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$19,289
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2025, FSC retained $4,204 of fees paid by the Fund. For the year ended November 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2025, FSC retained $4,572 in sales charges from the sale of Class A Shares. FSC also retained $1,352 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the year ended November 30, 2025, FSSC received $13,889 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Interfund Transactions
During the year ended November 30, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $83,459. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended November 30, 2025, the Fund’s expenses were offset by $1,012 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2025, were as follows:
Purchases	$173,909,825
Sales	$121,949,680
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Industrials sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The
Annual Financial Statements and Additional Information
18

Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2025, the Fund had no outstanding loans. During the year ended November 30, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2025, there were no outstanding loans. During the year ended November 30, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2025, 99.5% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003.
For the year ended November 30, 2025, 5.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended November 30, 2025, the Fund derived $6,863,797 of gross income from foreign sources and paid foreign taxes of $143,256.
Annual Financial Statements and Additional Information
19

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED HERMES INTERNATIONAL SMALL-MID COMPANY FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes International Small-Mid Company Fund (the “Fund”) (one of the portfolios constituting Federated Hermes World Investment Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes World Investment Series, Inc.) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 23, 2026
Annual Financial Statements and Additional Information
20

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes International Small-Mid Company Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
21

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
22

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information
23

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information
24

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Small-Mid Company Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01968-01 (1/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Emerging Market Debt Fund: Not Applicable.

Federated Hermes International Leaders Fund: Not Applicable.

Federated Hermes International Small-Mid Company Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Emerging Market Debt Fund: Not Applicable.

Federated Hermes International Leaders Fund: Not Applicable.

Federated Hermes International Small-Mid Company Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Emerging Market Debt Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Emerging Market Debt Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes World Investment Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 23, 2026